Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

11.    TAXATION

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Act of the Cayman Islands and accordingly, are exempted from Cayman Islands income tax. As such, the Company is not subject to tax on either income or capital gain. In addition, no withholding tax is imposed upon any payments of dividends by subsidiaries to the Company.

Japan

The Group’s Japanese subsidiaries, including Cloud Japan and Japan Biltech, are governed by the income tax law of Japan and are subject to income tax on their taxable income.

There are three types of income tax for corporations in Japan, including national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 30.62% for Cloud Japan for the years ended December 31, 2023, 2024 and 2025. For Japan Biltech, the statutory income tax rate was 34.59% for the years ended December 31, 2023 and 2024, and 22.33% for the year ended December 31, 2025.

Indonesia

The Group’s Indonesia subsidiaries, including PT Cloud, PT Innovative, PT Ezmart and PT XY JAYA, are governed by the income tax law of the Indonesia and are subject to income tax rate of 22% on their taxable income for the years ended December 31, 2023, 2024 and 2025.

Hong Kong Special Administrative Region (“HKSAR”)

The Group’s Hong Kong subsidiary, Polibeli HK, are governed by the income tax law of HKSAR and are subject to income tax on their taxable income.

According to Tax (Amendment) (No. 3) Ordinance 2018 published by HKSAR government, effective April 1, 2018, under the two-tiered profits tax rates regime, the first 2.0 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2.0 million will be taxed at 16.5%. Polibeli HK was elected to use the above-mentioned two-tiered profit tax rate since inception.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

Loss before income tax expense is attributable to the following geographic locations:

	For the year ended December 31,
	2023	2024	2025
Indonesia	$(3,347,542)	$(6,049,691)	$(3,555,920)
Japan	(1,382,178)	(994,972)	(3,178,754)
Hong Kong	—	—	59,692
Cayman Islands	—	(1,159,141)	1,785,424
Others	(1,994,138)	(2,774,987)	(1,071,483)
Total loss before income tax expense	$(6,723,858)	$(10,978,791)	$(5,961,041)

For the years ended December 31, 2023, 2024 and 2025, the details of income tax expense are set forth below:

	For the years ended December 31,
	2023	2024	2025
Current income tax	$2,831	$—	$9,064
Deferred income tax	—	—	—
Total income tax expense	$2,831	$—	$9,064

Since the Japanese subsidiaries of the Group incurred the majority of revenue and accumulated operating loss carried forward historically, a reconciliation between the income tax expense determined at the Japanese statutory tax rate and the actual income tax expense of the Group is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax expense	$(6,723,858)	$(10,978,791)	$(5,961,041)
Computed income tax benefit with statutory tax rate*	(2,058,845)	(3,361,706)	(1,825,271)
Impact of different tax rates in other jurisdictions	509,425	1,167,944	(109,809)
Tax effect of non-deductible items	85,351	1,562	17,425
Effect of changes in tax rates	—	—	11,696
Changes in valuation allowance on deferred tax assets	1,466,900	2,192,200	1,915,023
Income tax expense	$2,831	$—	$9,064
Effective income tax rate	(0.04)%	—	(0.15)%

____________

*        The statutory rate of the largest subsidiary in Japan, which stands at 30.62%, is applied.

As of December 31, 2024 and 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carried forward	$5,032,067	$6,174,854
Accrued expenses	332,869	108,724
Allowance for doubtful accounts	187,874	613,303
Lease liabilities	129,200	746,490
Impairment of inventory	63,517	42,528
Others	423	431
Total deferred tax assets	5,745,950	7,686,330
Less: valuation allowance	(5,626,785)	(7,570,490)
Total deferred tax assets, net of valuation allowance	119,165	115,840

Deferred tax liabilities:
Right-of-use assets	(119,165)	(115,840)
Total deferred tax liabilities	(119,165)	(115,840)
Deferred tax assets, net	$—	$—

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024	2025
Balance at the beginning of the year	$2,298,025	$3,764,925	$5,626,785
Additions	1,466,900	2,192,200	1,939,960
Release	—	—	(24,937)
Exchange difference	—	(330,340)	28,682
Balance at the end of the year	$3,764,925	$5,626,785	$7,570,490

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of approximately US$20,541,250 and US$27,380,637, respectively, which arose from the Group’s subsidiaries located in different countries. Each company’s net operating loss carryforwards is subject to tax authorities’ review. As of December 31, 2024 and 2025, deferred tax assets from the net operating loss carryforwards amounted to US$5,032,067 and US$6,174,854, respectively. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual entity basis. As of December 31, 2024 and 2025, the full valuation allowances on deferred tax assets are provided because the Group believes that it is more-likely-than-not that all of the subsidiaries will not be able to generate sufficient taxable income in the near future based upon the level of historical taxable income and projections for future taxable income, to realize the deferred tax assets carried-forwards. Accordingly, US$5,626,785 and US$7,570,490 valuation allowance has been established as of December 31, 2024 and 2025, respectively.

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Amount
2026	$10,218
2027	745,529
2028	3,178,638
2029	5,578,730
2030	3,723,222
2031	1,821,465
2032	1,290,856
2033	798,002
2034	1,060,265
2037	285,859
2038	210,385
2039	284,037
2040	61,720
Indefinitely	8,331,711
Total	$27,380,637

Uncertain tax positions

The Group is required to file the final corporate income and consumption tax returns in Japan within two months after each taxable period ends. As of December 31, 2025, in Japan tax jurisdiction, corporate income tax returns for the tax years ended April 30, 2021 through 2025 for Cloud Japan are subject to examination by the tax authorities.

The Group files income tax returns to Directorate General of Taxes (“DGT”) in Indonesia within four months after each taxable periods ends. The DGT can issue an underpaid tax assessment letter within five years after the incurrence of a tax liability, the end of a tax period (month), or the end of (part of) a tax year.

Under applicable tax laws and regulations, arrangements and transactions among related parties may be subject to audit or challenge by the tax authorities in different tax jurisdictions. The Group could face material and adverse tax consequences if the tax authorities determine that the contractual arrangements in relation to the Group were not entered into on an arm’s length basis in such a way as to result in an impermissible reduction in taxes under applicable tax laws, rules and regulations, and adjust the taxable income of the Group in the form of a transfer pricing adjustment. A transfer pricing adjustment could, among other things, result in a reduction of expense deductions recorded for tax purposes, which could in turn increase its tax liabilities without reducing the tax expenses of subsidiaries subject to more favorable tax rate. In addition, the tax authorities may impose late payment fees and other penalties on the Group for the adjusted but unpaid taxes according to the applicable regulations. The Group evaluates each uncertain tax position based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months.